Subsequent Events (Details) - USD ($)	Nov. 16, 2023	Oct. 02, 2023	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value		$ 0.0001
Aggregate purchase price		$ 14,000,000
Excess stock shares		35,739,270
Number of ordinary share		1
Number of shares		1
Warrant shares		$ 1.17
Exercise price of warrant		$ 0.391
Warrant [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price		$ 14,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares	53,608,910
Ordinary shares, par value	$ 0.0001
Initial exercise price	$ 0.52875
Aggregate purchase price	$ 1.59
Aggregate value	22,600,000
Forecast [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price	0.423
Akso Health Group [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Warrant shares		$ 0.48875
Exercise price of warrant		$ 1.47
Akso Health Group [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price	22,680,000
Akso Health Group [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price	$ 1.27